Note 33	12 Months Ended
Dec. 31, 2023
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2023	2022	2021
Loan commitments given	7.2.2	152,868	136,920	119,618
Of which: impaired		165	177	171
Central banks		—	—	—
General governments		3,115	3,031	3,483
Credit institutions		15,595	15,407	16,085
Other financial corporations		7,063	5,895	4,583
Non-financial corporations		71,303	68,120	59,475
Households		55,791	44,467	35,991
Financial guarantees given	7.2.2	18,839	16,511	11,720
Of which: impaired (1)		229	281	245
Central banks		—	—	—
General governments		74	96	162
Credit institutions		978	475	312
Other financial corporations		2,177	1,263	1,026
Non-financial corporations		15,460	14,541	10,039
Households		150	135	181
Other commitments given	7.2.2	42,577	39,137	34,604
Of which: impaired (1)		636	689	541
Central banks		—	—	2
General governments		327	215	212
Credit institutions		3,607	4,134	4,266
Other financial corporations		1,837	1,758	1,753
Non-financial corporations		36,681	32,858	28,224
Households		125	171	147
Total	7.2.2	214,283	192,568	165,941
(1) Non-performing financial guarantees given amounted to €865, €970, and €786 million, respectively, as of December 31, 2023, 2022 and 2021.
As of December 31, 2023 and 2022, the provisions for loan commitments, financial guarantees and other commitments given, recorded in the consolidated balance sheet amounted to €277, €190 and €303; and €243 million, €175 million and €353 million, respectively (see Note 24).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.
In the years 2023, 2022 and 2021, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed,